March 12, 1996

                                                                File No. 2-11522
                                                                File No. 811-173

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                        Pre-Effective Amendment No.  __                  [_]
                        Post-Effective Amendment No. 60                  [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 19                         [X]


                           DODGE & COX BALANCED FUND
--------------------------------------------------------------------------------
              (exact name of registrant as specified in charter)

ONE SANSOME STREET, 35TH FLOOR, SAN FRANCISCO, CA                   94104
-------------------------------------------------           --------------------
    (Address of Principal Executive Offices)                      (Zip Code)

                                (415) 981-1710
--------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

                          MITCHELL E. NICHTER, ESQ.,
                     HELLER, EHRMAN, WHITE AND MCAULIFFE,
                                333 BUSH STREET
                            SAN FRANCISCO, CA 94104
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

 Approximate date of proposed public offering:     March 13, 1996
                                                   --------------

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
 x   on March 13, 1996 pursuant to paragraph (b)
---     --------------
___  60 days after filing pursuant to paragraph (a)(1)
___  on ________ pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph(a)(2)
___  on _______________ pursuant to paragraph (a)(2) of Rule 485


CALCULATION OF REGISTRATION OF FEES UNDER THE SECURITIES ACT OF 1933
====================================================================

An indefinite number of shares are being registered by this registration statement pursuant to Rule 24f-2 of the Investment Company Act of 1940.
The registrant filed its required 24f-2 Notice for the fiscal year ended December 31, 1995 on February 27, 1996. A Rule 24f-2 Notice for the fiscal year ending December 31, 1996 will be filed on or before February 28, 1997.

                           DODGE & COX BALANCED FUND


                             CROSS REFERENCE SHEET

                                    PART A

                        (Prepared as part of Form N-1A)

 Item Number in Form N-1A                                           Prospectus
  Registration Statement             Caption in Prospectus             Page
---------------------------   -----------------------------------   ----------

             1                (Cover Page)                            Cover

             2                Expense Information                       1

             3                Financial Highlights                      2

             4                Beneficial Shares and
                              Organization                              9

                              Investment Objectives and Policies        2

                              Investment Restrictions                   3

                              Investment Risks                          4

             5                Management and Investment
                              Adviser                                   9

                              Custodian and Transfer
                              Agent                                    10

                              Expenses                                  9

             6                Beneficial Shares and
                              Organization                              9

                              Shareholder Inquiries                    10

                              Income Dividends and
                              Capital Gains Distributions               4

                              Reinvestment Plan                         8

                              Federal Income Taxes                     10

             7                How to Purchase Shares                    4

                              Pricing of Shares                         7

                              Shareholder Services                      8

             8                How to Redeem Shares                      5

             9                (None-Not Applicable)

                           DODGE & COX BALANCED FUND


                             CROSS REFERENCE SHEET

                                    PART B

                        (Prepared as part of Form N-1A)

                                                                    Additional
 Item Number in Form N-1A          Caption in Statement of          Information
  Registration Statement            Additional Information             Page
---------------------------   ----------------------------------    -----------
            10                (Cover Page)                             Cover

            11                Table of Contents                        Cover

            12                (None-Not Applicable)

            13                Investment Objectives and Policies         1

                              Investment Restrictions                    1

            14                Officers and Trustees                      3

            15                Officers and Trustees                      4

            16                Investment Adviser                         4

                              Custodian (Page 10 of Prospectus)

                              Independent Accountants                    5

            17                Portfolio Transactions                     4

            18                (None-See Prospectus)

            19                Purchase, Redemption and
                              Pricing of Shares                          2

            20                Additional Tax Considerations              5

            21                (None-Not Applicable)

            22                Performance Information                    2

            23                (See Cover Page)
                              (Annual Report incorporated by
                              reference.  See Part C)

                           DODGE & COX BALANCED FUND


                                    PART A


                                  Prospectus

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund


PROSPECTUS

MARCH 13, 1996

DODGE & COX BALANCED FUND
--------------------------------------------------------------------------------
Dodge & Cox Balanced Fund is a no-load mutual fund with the objectives of providing shareholders with regular income, conservation of principal and an opportunity for long-term growth of principal and income. The Fund seeks to achieve these objectives by investing in a diversified portfolio of common stocks, preferred stocks and bonds.

Shares of the Fund are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 plan distribution charges.

This prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. It should be retained for future reference. A Statement of Additional Information about the Fund, which is incorporated by reference in this prospectus, has been filed with the Securities and Exchange Commission. It is available, at no charge, by writing or calling the Fund. The date of the Statement of Additional Information is the same as the date of this prospectus.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
-----------------

Introduction..............................   1             Transfer of Shares.........................  7
Expense Information.......................   1             Pricing of Shares..........................  7
Financial Highlights......................   2             Shareholder Services.......................  8
Investment Objectives and Policies........   2             Performance Information....................  8
Investment Restrictions...................   3             Management and Investment Adviser..........  9
Investment Risks..........................   4             Expenses...................................  9
Income Dividends and Capital                               Beneficial Shares and Organization.........  9
   Gains Distributions....................   4             Federal Income Taxes....................... 10
How to Purchase Shares....................   4             Custodian and Transfer Agent............... 10
How to Redeem Shares......................   5             Reports to Shareholders.................... 10
Exchanging Shares.........................   6             Shareholder Inquiries...................... 10
Telephone Transactions....................   7


                        DODGE & COX BALANCED FUND
                        c/o Firstar Trust Company
                        P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                        Telephone (800) 621-3979

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


=======================================---======================================

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund


INTRODUCTION
--------------------------------------------------------------------------------

Dodge & Cox Balanced Fund operates as an open-end diversified investment company which continuously offers its shares to the public. A unique feature of the Dodge & Cox Balanced Fund and other "no-load" funds is that shares are sold without sales charge, while many investment companies sell their shares with a varying sales charge. Shares may be redeemed at net asset value without any charge.

Dodge & Cox Balanced Fund enables investors to obtain the benefits of experienced and continuous investment supervision. In shares of the Fund, investors acquire the kind of balanced portfolio ordinarily limited to large investment accounts. Many individuals, trustees, retirement plans and institutions have found that such a portfolio and the investment policies and continuous investment supervision provided by the Fund make it suitable for their entire long-term investment program.

In using the Fund, shareholders avoid the time-consuming details involved in buying and selling individual securities. Use of the Fund also reduces the amount of record keeping for tax purposes and simplifies the collection of investment income and the safekeeping of individual securities.


EXPENSE INFORMATION
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
      Sales Load Imposed on Purchases.....................................  None
      Sales Load Imposed on Reinvested Distributions......................  None
      Deferred Sales Load.................................................  None
      Redemption Fees.....................................................  None
      Exchange Fee........................................................  None

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
      Management Fees.....................................................  .50%
      12b-1 Fees..........................................................  None
      Other Expenses......................................................  .07%
                                                                           -----
      Total Fund Operating Expenses.......................................  .57%


EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


Time period                     1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Expenses                          $6         $18         $32          $71


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of the above expense information is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Expense figures are based on amounts incurred during the year 1995 (See "Expenses", page 9). Wire redemptions are subject to a $10 charge which is not reflected in the above example.


=======================================---======================================

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA AND RATIOS  (for a share outstanding throughout each year)

The following table of financial highlights, insofar as it relates to each of the five years in the period ended December 31, 1995, has been audited by Price Waterhouse LLP, independent accountants, whose report thereon appears in the Fund's Annual Report to Shareholders for the year ended December 31, 1995.

                                                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                             1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
NET ASSET VALUE, BEGINNING OF YEAR.......  $45.21   $46.40   $42.44   $40.09   $35.03   $36.85   $32.09   $30.72   $32.62   $31.93
Income from investment operations:
Net investment income....................    1.90     1.76     1.66     1.72     1.75     1.81     1.76     1.68     1.67     1.62
Net realized and unrealized gain (loss)
on investments...........................   10.58     (.83)    5.03     2.43     5.36    (1.49)    5.47     1.83      .80     4.24
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total income from investment
operations...............................   12.48      .93     6.69     4.15     7.11      .32     7.23     3.51     2.47     5.86
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Distributions:
Dividends from net investment income.....   (1.90)   (1.76)   (1.66)   (1.72)   (1.76)   (1.81)   (1.76)   (1.68)   (1.70)   (1.62)
Distributions from net realized gain
on investments...........................   (1.19)    (.36)   (1.07)    (.08)    (.29)    (.33)    (.71)    (.46)   (2.67)   (3.55)
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total distributions......................   (3.09)   (2.12)   (2.73)   (1.80)   (2.05)   (2.14)   (2.47)   (2.14)   (4.37)   (5.17)
                                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF YEAR.............  $54.60   $45.21   $46.40   $42.44   $40.09   $35.03   $36.85   $32.09   $30.72   $32.62
                                           ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

TOTAL RETURN.............................%  28.02     1.99    15.95    10.56    20.72      .94    23.02    11.54     7.18    18.81

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).......  $1,800   $  725   $  487   $  269   $  179   $   83   $   51   $   39   $   34   $   28
Ratio of expenses to average
net assets...............................%    .57      .58      .60      .63      .65      .70      .72      .77      .72      .73
Ratio of net investment income to
average net assets.......................%   3.85     3.94     3.67     4.27     4.78     5.24     4.98     5.19     4.69     4.86
Portfolio turnover rate..................%     20       20       15        6       10       10       12        9       15       14

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
----------------------------------
The objectives of the Fund are to provide shareholders with regular income, conservation of principal and an opportunity for long-term growth of principal and income. However, it should be recognized that the market risks inherent in investment cannot be avoided nor is there any assurance that the investment objectives of the Fund will be achieved. Reasonable appreciation in favorable periods and conservation of principal in adverse times are objectives that require flexibility in managing the assets of the Fund under constantly changing investment conditions. Therefore the proportions held


=======================================---======================================

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund


in common and preferred stocks and bonds are revised by the Fund's manager when considered advisable in light of the manager's appraisal of business and investment prospects. It is the policy of the Fund to maintain no more than approximately 75% of its total assets in common stocks and that portion of the value of convertible securities attributable to the conversion right. The Fund's manager reserves the right to depart from a balanced position under abnormal conditions if the Board of Trustees deems it necessary for the protection of shareholders. As a general practice, bonds are held for stability of principal and income as well as for a reserve which can be used to take advantage of investment opportunities.

It is the policy to invest in investment grade bonds rated in the top four rating categories by either Moody's Investors Service ("Moody's") (Aaa, Aa, A,
Baa) or Standard & Poor's Corporation ("S&P") (AAA, AA, A, BBB). It should be noted that securities rated in the lowest of the top four rating categories (Baa or BBB) may have speculative characteristics. Securities that are downgraded below Baa or BBB subsequent to purchase may continue to be held by the Fund, if the Fund's manager believes it advantageous to do so. Unrated bonds may be purchased if such securities are, in the opinion of the manager, of equivalent quality to bonds rated at least A by Moody's and S&P.

The Fund's policies as set forth above may be changed without shareholder approval, however such policies will not be changed without notice to shareholders. The following policies may not be changed without approval of a majority of the outstanding shares of the Fund: A substantial position will be maintained in common stocks which in the view of the Fund's manager have a favorable outlook for long-term growth of principal and income. Prospective earnings and dividends are major considerations in these stock selections. The level of security prices and the trend of business activity are given weight in determining the total investment position of the Fund in equities at any time. Individual securities are selected with an emphasis on financial strength and a sound economic background.

In an attempt to minimize unforeseen risks in single securities it has always been the policy of Dodge & Cox Balanced Fund to provide adequate investment diversification. Investments made in any one stock or bond issue, with the exception of United States government securities, are seldom in excess of 2% of the total assets of the Fund. Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. During rapidly changing economic and political conditions, there may necessarily be more portfolio changes than in a more stable period. It is the general practice of the Fund to invest in securities with ready markets, mainly issues listed on national securities exchanges.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
-----------------------
The Fund has adopted certain restrictions designed to ensure diversification of investment and reduce investment risk, which may not be changed without shareholder approval. The Fund may not: (a) Invest more than 5% of the value of its total assets in the securities of any one issuer except the United States Government, nor acquire more than 10% of the voting securities of any one issuer; (b) Concentrate investments of more than 25% of the value of its total assets in any one industry; (c) Borrow money except as a temporary measure for extraordinary or emergency purposes; (d) Make loans to other persons except this shall not exclude the purchase of publicly issued debt securities of a type purchased by institutional investors.


=======================================---======================================

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund


--------------------------------------------------------------------------------
INVESTMENT RISKS
----------------

It should be recognized that there are market risks inherent in investment and that there is no guarantee that the objectives of the Fund will be achieved. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short and long-term fluctuations in net asset value.

Investments in common stock in general are subject to market risks that cause their prices to fluctuate over time, i.e., the possibility that stock prices will decline over short or even extended periods. Prices of bonds in the Fund are sensitive to changes in the market level of interest rates. In general, as interest rates rise, the prices of fixed-income securities fall and conversely, as interest rates fall, the prices of these securities rise. Furthermore, because yield levels on securities vary with changing interest rates, no specific yield on shares of the Fund can be guaranteed. Since the bond portion of the Fund's portfolio will be invested primarily in higher quality debt securities, the Fund may not yield as high a level of current income as funds that invest primarily in lower quality debt securities which generally have less liquidity, greater market risk and greater price fluctuation. The value of stocks and bonds may also be affected by changes in the financial condition of, and other events affecting, specific issuers. Fluctuations in the value of the securities in which the Fund invests will cause the Fund's net asset value to fluctuate.

The Fund, with its mixture of investments in common stocks and bonds, may entail less investment risk (and a potentially lower return) than a mutual fund investing only in common stocks.

--------------------------------------------------------------------------------
INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------
It is the practice to pay quarterly dividends from net income, when available, on or about the 20th day of March, June, September and December. Any capital gains distributions of net gain on sales of securities will be paid in conjunction with the December and, if necessary, March quarterly payments. The term "distribution" is hereinafter used to include both income dividends and capital gains distributions. After the year-end each shareholder will be advised for Federal income tax purposes of the amount of distributions to be reported as ordinary dividends and as capital gains distributions.
--------------------------------------------------------------------------------
HOW TO PURCHASE SHARES
----------------------

BY MAIL: Subscriptions for shares should be addressed to the Fund c/o the Fund's transfer agent:

         REGULAR MAIL                      EXPRESS OR REGISTERED MAIL
         Dodge & Cox Balanced Fund         Dodge & Cox Balanced Fund
         c/o Firstar Trust Company         c/o Firstar Trust Company
         P.O. Box 701                      615 East Michigan Street, Third Floor
         Milwaukee, WI 53201-0701          Milwaukee, WI 53202

BY WIRE: To purchase shares in the Fund by Federal wire transfer, investors should request their bank to transmit funds to:

         Firstar Bank, ABA#0750-00022
         For Credit to: Mutual Fund Services, Account #112-952-137
         For Further Credit: Dodge & Cox Balanced Fund,
                             [shareholder account number], [name of account]

Prior to having the funds wired, the shareholder should call Firstar Trust Company at 1-800-621-3979 and advise the bank that the funds are being wired. Investors making initial investments by wire must promptly complete an Account Application Form and mail it to the Fund, c/o Firstar Trust


=======================================---======================================

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund


Company, at either of the addresses listed above. No account services will be established until the completed application has been received by the Fund. IRA accounts cannot be opened by wire.

All subscriptions are subject to acceptance by the Fund, and the price of the shares will be the net asset value per share which is next computed after receipt by the Fund's transfer agent, or other authorized agent or sub-agent, of the subscription in proper form (see "Pricing of Shares", page 7). Payment for the subscription is to be made to Dodge & Cox Balanced Fund. The minimum initial subscription is $2,500 ($1,000 for an IRA account) and must be accompanied by a completed and signed Account Application Form (Adoption Agreement for an IRA). The minimum for each subsequent subscription is $100. No cash or third-party checks will be accepted and checks must be drawn on U.S. banks. If a check or Automatic Investment Plan transaction does not clear, the purchase will be canceled and the purchaser will be liable for any losses incurred and a $20 fee, which is subject to change without notice. All subscriptions will be invested in full and fractional shares and the shareholder will receive a confirmation of all transactions. Certificates are not issued unless requested by the shareholder or ordered by the Fund and will be issued for full shares only.

A Social Security or Taxpayer Identification Number must be supplied and certified on the Account Application Form before an account can be established. The Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with the shareholder's correct Social Security or Taxpayer Identification Number.

The purchase or redemption of shares through broker-dealers or other financial institutions may be subject to a service fee by those entities. The Fund reserves the right to reject any purchase order. It is the policy of the Fund not to accept subscriptions under circumstances or in amounts believed to be disadvantageous to existing shareholders. It is also the policy of the Fund not to apply or continue to use any shareholder plan under conditions believed disadvantageous to existing shareholders.

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES
--------------------

BY MAIL: Written redemption requests should be submitted to the Fund:

         REGULAR MAIL                      EXPRESS OR REGISTERED MAIL
         Dodge & Cox Balanced Fund         Dodge & Cox Balanced Fund
         c/o Firstar Trust Company         c/o Firstar Trust Company
         P.O. Box 701                      615 East Michigan Street, Third Floor
         Milwaukee, WI 53201-0701          Milwaukee, WI 53202

The request must specify the shareholder's name, account number, and dollar amount or number of shares redeemed, and be properly signed. Requests for joint accounts require signatures of all owners.

BY TELEPHONE: Telephone redemption requests can be initiated by calling Firstar Trust Company at 1-800-621-3979. (See "Telephone Transactions", page 7.)

REDEMPTION PAYMENTS MAY BE MADE BY CHECK OR BY WIRE:

BY CHECK: Checks will be made payable to the shareholder and will be sent to the address of record. If the proceeds of the redemption are requested to be sent to other than the address of record or to an address that has been changed within 15 days of the redemption request, the request must be in writing with signature(s) guaranteed.


=======================================---======================================

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund


BY WIRE: The Fund will wire redemption proceeds only to the bank account designated on the initial Account Application Form or in written instructions -- with signature guarantee -- received in advance of the redemption order. Wire redemption requests are subject to a $10 charge, which is subject to change without notice.

SIGNATURE GUARANTEES: Certain redemption requests must include a signature guarantee for each person in whose name the account is registered to protect shareholders and the Fund from fraud. Signature guarantees may be obtained from a commercial bank or trust company, a member firm of the New York Stock Exchange or by another eligible guarantor institution. A notary public is not an acceptable guarantor.

IRA ACCOUNTS: Redemption requests for IRA accounts must be in writing and must include instructions regarding income tax withholding. Such requests which do not indicate an election not to have Federal income tax withheld will be subject to withholding.

Under certain circumstances, the Fund's transfer agent may require additional documents such as, but not restricted to, stock powers with signatures guaranteed, trust instruments, death certificates, appointments as executor and certificates of corporate authority. If certificates have been issued for any of the shares to be redeemed, such certificates must be endorsed with signatures guaranteed and delivered to the Fund's transfer agent. For any questions regarding documentation or signature requirements for trusts, estates, corporations, etc., please telephone Firstar Trust Company (1-800-621-3979).

The redemption price will be the net asset value per share which is next computed after receipt in proper form of the redemption order by the Fund's transfer agent, or other authorized agent or sub-agent (see "Pricing of Shares", page 7). The redemption price may be more or less than the shareholder's cost, depending upon the market value of the Fund's investments at the time of redemption. Redemption payments are made as soon as practicable, generally within two business days, but no later than the seventh day after the effective date for redemption, or within such shorter period as may legally be required. If shares are redeemed within two weeks of purchase, the Fund may delay payment of the redemption proceeds until the purchase check has cleared, which may take up to 12 days or more. There is no such delay when shares being redeemed were purchased by wiring Federal Funds.

Under the Investment Company Act of 1940, the Fund may suspend the right of redemption or postpone the date of payment when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as defined by the rules of the Securities and Exchange Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

--------------------------------------------------------------------------------

EXCHANGING SHARES
-----------------
Shareholders may exchange their shares for shares of another Dodge & Cox Fund, provided that the registration and Taxpayer Identification Number of both accounts are identical. An exchange may be initiated by contacting the Fund's transfer agent in writing or by telephone. (See "Telephone Transactions", page 7.) An exchange is treated as a redemption and a purchase and, therefore, the


=======================================---======================================

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund


shareholder may realize a taxable gain or loss. The shareholder should obtain and read a current prospectus of the fund into which the exchange is being made.

There is a $1,000 minimum for all exchanges. If a new account is being opened by exchange, the minimum investment requirements must be met. After the exchange, the account from which the exchange is made must have a remaining balance of at least $2,500 ($1,000 for an IRA account) in order to remain open. The Fund reserves the right to terminate or materially modify the exchange privilege upon 60 days advance notice to shareholders.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS
----------------------
The ability to initiate redemptions and exchanges by telephone is automatically established for the shareholder's account unless the option is specifically declined on the account application or in writing by the shareholder. Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed. Security procedures currently include recording conversations, requesting verification of account information, restricting transmittal of proceeds to preauthorized designations, and supplying transaction verification information. If the Fund fails to follow reasonable procedures, it may be liable for any losses resulting from unauthorized or fraudulent telephone transactions in the account. If an account has multiple owners, the Fund may rely on the instructions of any one account owner. Any shareholder wishing to remove telephone privileges should contact the Fund's transfer agent.

Shareholders should note that purchase and sales orders will not be canceled or modified once received in good form. If shareholders are unable to reach the Fund by telephone (for example, during periods of unusual market activity), they should consider sending written instructions. The Fund reserves the right to modify or suspend telephone privileges upon reasonable notice. The Fund may also temporarily suspend telephone options without notice when economic or market changes make them impracticable to implement.

Purchases and sales should be made for long-term investment purposes only. Because excessive trading may be disadvantageous to the Fund, the Fund reserves the right to limit purchase and sale transactions, including exchanges, when a pattern of frequent trading appears evident.

--------------------------------------------------------------------------------
TRANSFER OF SHARES
------------------
Changes in account registrations -- such as changing the name(s) on an account, or transferring shares to another person or legal entity -- must be submitted in writing. Please telephone Firstar Trust Company (1-800-621-3979) for full instructions.

--------------------------------------------------------------------------------
PRICING OF SHARES
-----------------
The price of the shares is the net asset value per share determined by dividing the total net asset value of the Fund by the total number of shares then outstanding. The price is computed only as of the close of the New York Stock Exchange on each regular business day on which the New York Stock Exchange is open and is in effect only for properly completed subscription and redemption orders received by the transfer agent or other authorized agent or sub-agent prior to the close of such Exchange, presently 4:00 P.M. Eastern Time. On orders received after the close of the New York Stock Exchange, the price will be the net asset value per share as of the close of the New York Stock Exchange on the next succeeding regular business day on which such Exchange is open. The Exchange is not open on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


=======================================---======================================

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund


In determining total net asset value of the Fund, stocks are valued at market, using as a price the last sale of the day at the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day. Bonds are priced at fair value based on dealer-supplied valuations and a pricing service. Securities for which market quotations are not readily available and all other assets are valued at fair value as determined by or at the direction of the Board of Trustees.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------
The Fund provides the following services to shareholders. Please telephone or write the Fund (1-800-621-3979) for applications and additional information.

REINVESTMENT PLAN: Shareholders may direct that dividend and capital gains distributions be reinvested in additional Fund shares.

AUTOMATIC INVESTMENT PLAN: Shareholders may make regular monthly or quarterly investments of $100 or more through automatic deductions from the shareholder's bank account.

WITHDRAWAL PLAN: A shareholder owning $10,000 or more of the Fund's shares may receive regular monthly or quarterly payments of $50 or more. Shares will automatically be redeemed at net asset value per share to make the withdrawal payments.

INDIVIDUAL RETIREMENT ACCOUNT (IRA): Individuals who have earned income or who are entitled to certain distributions from eligible retirement plans may make or authorize contributions to their own Individual Retirement Accounts. The Fund has an IRA Plan available for shareholders of the Fund.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
-----------------------
The Fund may, from time to time, include figures indicating its total return or yield in advertisements or reports to shareholders or prospective investors. Quotations of the Fund's average annual total rate of return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a specified period, will reflect the deduction of a proportional share of Fund expenses (on an annual basis) and will assume that all dividends and capital gains distributions are reinvested when paid. Total return indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and changes in net asset value per share during the period. Quotations of yield, as defined by the Securities and Exchange Commission, will be based on net investment income per share earned during a given thirty-day period and will be computed by dividing this net investment income by the net asset value per share on the last day of the period and annualizing the results. Yield does not directly reflect changes in net asset value per share which occurred during the period.

Performance information for the Fund may be compared, in reports and promotional literature to: (i) the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Lehman Brothers Aggregate Bond Index, or various other unmanaged indices of the performance of various types of investments, so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the security markets in general, and (ii) the performance of other mutual funds. Unmanaged indices may assume the reinvestment of income distributions, but generally do not reflect deductions for administrative and management costs and expenses.


=======================================---======================================

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund


Performance information for the Fund reflects only the performance of hypothetical investments in the Fund during the particular time periods on which the calculations are based. Such information should not be considered as representative of the performance of the Fund in the future because, unlike some bank deposits or other investments which pay a fixed yield for a stated period of time for a fixed principal amount, the performance of the Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in the Fund's expenses and in the asset size of the Fund. Performance information should be considered in light of the Fund's investment objectives and policies, the types and quality of the Fund's portfolio investments, market conditions during the particular time period and operating expenses. For a description of the methods used to determine the Fund's total return and yield, see "Performance Information" in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report which may be obtained without charge from the Fund.

--------------------------------------------------------------------------------
MANAGEMENT AND INVESTMENT ADVISER
---------------------------------
The Board of Trustees has overall management responsibility for the Fund. Since 1931, Dodge & Cox, One Sansome St., San Francisco, California 94104, a corporation, has been employed by the Balanced Fund as manager and investment adviser, subject to the direction of the Board of Trustees. Dodge & Cox (herein called the "Manager") is one of the oldest professional investment management firms in the United States, having acted continuously as investment managers since 1930. The Fund's investments are managed by Dodge & Cox's Investment Policy Committee, and no one person is primarily responsible for making investment recommendations to the Committee.

The revenues of the Manager are derived from fees for investment management services. Its activities are devoted to investment research and the supervision of investment accounts for individuals and institutions. In addition, the Manager has managed two other registered mutual funds, the Dodge & Cox Stock Fund since 1965 and the Dodge & Cox Income Fund since 1989. The Fund pays the Manager a management fee which is payable quarterly at the annual rate of 1/2 of 1% of the average net asset value of the Fund at the end of each week.

--------------------------------------------------------------------------------
EXPENSES
--------

In addition to the Manager's fee, the Fund pays other direct expenses primarily for bank custody of assets, stock transfer agent, printing of reports and prospectuses, registration fees, and legal and auditing services. In 1995 the ratio of total operating expenses to average net assets of the Fund was .57%. The Manager furnishes personnel and other facilities necessary for the operation of the Fund for which it receives no additional compensation.

--------------------------------------------------------------------------------
BENEFICIAL SHARES AND ORGANIZATION
----------------------------------
The Fund is a common law trust organized under the laws of California in 1931 and is registered as an open-end diversified management investment company under the Investment Company Act of 1940. Only one class of shares is authorized by the trust indenture. These are known as beneficial shares and each share evidences an equal beneficial ownership in the Fund and there is no limit to the number that may be issued. All shares have the same rights as to redemption, dividends, and in liquidation. All shares issued are fully paid and non-assessable, are transferable, and are redeemable at net asset value upon demand of the shareholder. Shares have no preemptive or conversion rights.


=======================================---======================================

                                  DODGE & COX
=======================================---======================================
                                 Balanced Fund


A vote of at least two-thirds in interest of shareholders is required to amend the Declaration of Trust in respect to the underlying rights of shareholders and also as to any amendments which might otherwise substantially prejudice those rights. It is not the practice to hold annual meetings of shareholders. The trust indenture provides that the Trust shall continue until terminated by the Trustees upon either (a) a majority vote of the Trustees to terminate the Trust, or (b) a written request to terminate the Trust by the holders of two-thirds of the beneficial shares outstanding at the date of such request.

Trustees of the Fund are appointed or removed by action taken by a majority of the Trustees then in office. The Trustees may at any time, on written notice to shareholders, redeem any or all of the shares of the Fund.

--------------------------------------------------------------------------------
FEDERAL INCOME TAXES
--------------------
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, so long as in the opinion of the Trustees it is advisable to do so. Under existing tax laws, a regulated investment company that distributes for the year all of its ordinary income and capital gains pays no tax on its ordinary income or capital gains. A regulated investment company that fails to distribute all of its ordinary income and capital gains must pay tax on the undistributed amounts at a maximum rate of 35%. If the company does not distribute at least 98% of its ordinary income and capital gains, it must pay an additional 4% excise tax on the amount by which the 98% requirements exceed actual distributions.

Distributions designated as capital gains distributions are taxed to a shareholder as though they were long-term capital gains realized by the shareholder whether received in cash or shares of the Fund and regardless of the period of time shares of the Fund have been held. All taxable distributions, except for capital gains distributions, are taxed to a shareholder as ordinary income dividends whether received in cash or shares of the Fund. Of the Fund's 1995 ordinary dividends, 28% qualified for the "70% deduction" for dividends received by corporations in 1995. State taxation of distributions to shareholders varies from state to state. Investors should consult their own tax advisers about the Federal, state and local tax consequences of an investment in the Fund.

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
----------------------------
Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, (telephone 1-800-621-3979), acts as custodian of all cash and securities of the Fund and receives and disburses cash and securities for the account of the Fund. The Trust Company also acts as transfer and dividend disbursing agent for the Fund.

--------------------------------------------------------------------------------
REPORTS TO SHAREHOLDERS
-----------------------
A copy of the annual report is sent to each shareholder and is supplemented throughout the year by quarterly reports prepared by the Fund. All reports contain financial information and a schedule showing investments in marketable securities.

--------------------------------------------------------------------------------
SHAREHOLDER INQUIRIES
---------------------
For Fund literature and information, or if you have questions concerning your account, please telephone Firstar Trust Company (1-800-621-3979).


=======================================---======================================

                                  Dodge & Cox
--------------------------------------------------------------------------------

                                 Balanced Fund

                               Established 1931



                                  Prospectus

                                March 13, 1996


--------------------------------------------------------------------------------

                                  DODGE & COX

                                 Balanced Fund
--------------------------------------------------------------------------------


                             OFFICERS AND TRUSTEES

                 Harry R. Hagey, Chairman and Trustee
                 Chairman & CEO, Dodge & Cox

                 A. Horton Shapiro, Vice-Chairman and Trustee
                 Senior Vice-President, Dodge & Cox

                 Kenneth E. Olivier, Assistant Secretary and Trustee Senior Vice-President, Dodge & Cox

                 Max Gutierrez, Jr., Trustee
                 Partner, Brobeck, Phleger & Harrison, Attorneys

                 Frank H. Roberts, Trustee
                 Retired Partner, Pillsbury, Madison & Sutro, Attorneys

                 John B. Taylor, Trustee
                 Professor of Economics, Stanford University

                 Will C. Wood, Trustee
                 Principal, Kentwood Associates, Financial Advisers

                 W. Timothy Ryan, Secretary
                 Senior Vice-President, Dodge & Cox

                 E. Morris Cox, Honorary Trustee



                 MANAGERS
                 Dodge & Cox
                 One Sansome Street, 35th Floor
                 San Francisco, California
                 Telephone (415) 981-1710

                 CUSTODIAN & TRANSFER AGENT
                 Firstar Trust Company
                 P.O. Box 701
                 Milwaukee, Wisconsin 53201-0701
                 Telephone (800) 621-3979

                 INDEPENDENT ACCOUNTANTS
                 Price Waterhouse LLP
                 San Francisco, California

                 LEGAL COUNSEL
                 Heller, Ehrman, White & McAuliffe
                 San Francisco, California

--------------------------------------------------------------------------------

                           DODGE & COX BALANCED FUND


                                    PART B

                      Statement of Additional Information

                           DODGE & COX BALANCED FUND

                           c/o Firstar Trust Company
                                 P.O. Box 701
                       Milwaukee, Wisconsin  53201-0701
                                (800) 621-3979


                      STATEMENT OF ADDITIONAL INFORMATION

                             Dated March 13, 1996



     This Statement of Additional Information is not the Fund's Prospectus, but provides additional information which should be read in conjunction with the Fund's Prospectus dated March 13, 1996. The Fund's Prospectus and most recent annual financial statements may be obtained from the Fund at no charge by writing or telephoning the Fund at the address or telephone number shown above.

                         ____________________________

                               TABLE OF CONTENTS

                                               Page
                                               ----

Investment Objectives and Policies...........     1

Investment Restrictions......................     1

Purchase, Redemption, and Pricing of Shares..     2

Performance Information......................     2

Officers and Trustees........................     3

Investment Adviser...........................     4

Portfolio Transactions.......................     4

Additional Tax Considerations................     5

Independent Accountants......................     5

                         ____________________________

     Please refer to the Fund's Financial Statements consisting of the financial statements of the Fund and the notes thereto, and the report of independent accountants contained in the Fund's 1995 Annual Report to Shareholders. The Financial Statements and the report (but no other material from that Annual Report) are incorporated herein by reference. Additional copies of the Annual Report may be obtained from the Fund at no charge by writing or telephoning the Fund at the address or telephone number shown above.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------

          The objectives of the Fund are to provide shareholders with regular income, conservation of principal and an opportunity for long-term growth of principal and income. However, it should be recognized that the market risks inherent in investment cannot be avoided nor is there any assurance that the investment objectives of the Fund will be achieved. Reasonable appreciation in favorable periods and conservation of principal in adverse times are objectives that require flexibility in managing the assets of the Fund under constantly changing investment conditions.

          Therefore, the proportions held in common and preferred stocks and bonds are revised by the Fund's manager when considered advisable in light of the manager's appraisal of business and investment prospects. It is the policy of the Fund to maintain no more than approximately 75% of its total assets in common stocks and that portion of the value of convertible securities attributable to the conversion right. The Fund's manager reserves the right to depart from a balanced position under abnormal conditions if the Board of Trustees deems it necessary for the protection of shareholders.

          As a general practice, bonds are held for stability of principal and income as well as for a reserve which can be used to take advantage of investment opportunities.

          It is the policy to invest in investment-grade bonds rated in the top four rating categories by either Moody's Investors Service ("Moody's") (Aaa, Aa, A, Baa) or Standard & Poor's Corporation ("S&P") (AAA, AA, A, BBB). It should be noted that securities rated in the lowest of the top four rating categories (Baa or BBB) may have speculative characteristics. Securities that are downgraded below Baa or BBB subsequent to purchase may continue to be held by the Fund, if the Fund's manager believes it advantageous to do so. Unrated bonds may be purchased if such securities are, in the opinion of the manager, of equivalent quality to bonds rated at least A by Moody's and S&P.

          The Fund's policies as set forth above may be changed without shareholder approval; however, such policy will not be changed without notice to shareholders. The following policies may not be changed without approval of a majority of the outstanding shares of the Fund:

          A substantial position will be maintained in common stocks which in the view of the Fund's manager have a favorable outlook for long-term growth of principal and income. Prospective earnings and dividends are major considerations in these stock selections. The level of security prices and the trend of business activity are given weight in determining the total investment position of the Fund in equities at any time. Individual securities are selected with an emphasis on financial strength and a sound economic background.

          In an attempt to minimize unforeseen risks in single securities, it has always been the policy of Dodge & Cox Balanced Fund to provide adequate investment diversification. Investments made in any one stock or bond issue, with the exception of United States government securities, are seldom in excess of 2% of the total assets of the Fund. It is not the policy to concentrate investments in any particular industry or group of industries but to diversify investments among different industries as well as among individual companies. The amount invested in any particular industry will vary from time to time in accordance with the judgment of management. Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. During rapidly changing economic and political conditions, there may necessarily be more portfolio changes than in a more stable period. See "Financial Highlights" in the Prospectus for portfolio turnover rates.

          It is the general practice of the Fund to invest in securities with ready markets, mainly issues listed on national securities exchanges. The Fund does not own any securities which are restricted as to resale under federal securities laws and has no present intention of making investments in such securities. The Fund does not write put and call options and has no present intention of writing such options.

INVESTMENT RESTRICTIONS
-----------------------

          The Fund has adopted the following restrictions, which may not be changed without the approval of the lesser of (1) 67% or more of the voting shares present at a meeting if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (2) more than 50% of the outstanding voting shares of the Fund. The Fund may not:

  1. Invest more than 5% of the value of its total assets in the securities of any one issuer except the United States Government, nor acquire more than 10% of the voting securities of any one issuer.

  2. Invest in other investment companies except in the open market at customary brokers' commissions.

  3. Invest in any company for the purpose of exercising control or management.

  4. Issue senior securities.

  5. Borrow money except as a temporary measure for extraordinary or emergency purposes and not for the purchase of investment securities and then only from banks. The amount borrowed shall not exceed 10% of the Fund's total assets at cost or 5% of the value of total assets, whichever is less, provided that such borrowings shall have an asset coverage of 300%.

   6. Underwrite securities of other issuers.

   7. Purchase or sell commodities, commodity contracts or real estate (investments in real estate trusts are not deemed purchases of real estate).

   8. Make loans to other persons except this shall not exclude the purchase of publicly issued debt securities of a type purchased by institutional investors.

   9. Purchase securities on margin or sell short.

  10. Concentrate investments of more than 25% of the value of its total assets in any one industry.

  11. Purchase any security if as a result the Fund would then have more than 15% of its total assets invested in securities which are illiquid, including repurchase agreements not maturing in seven days or less and securities restricted as to disposition under federal securities laws.

  12. Purchase warrants if as a result the Fund would then have more than 5% of its net assets invested in warrants (valued at the lower of cost or market), or more than 2% of its net assets invested in warrants which are not listed on the New York or American Stock Exchanges.

  13. Purchase interests in oil, gas and mineral leases or other mineral exploration or development programs, although the Fund may invest in stocks or debt instruments of companies which invest in or sponsor such programs.

  14. Purchase securities of another investment company ("acquired company") except in connection with a merger, consolidation, acquisition or reorganization and except as otherwise permitted by Section 12(d) of the Investment Company Act of 1940, if after such purchase more than 5% of the value of the Fund's total assets would be invested in securities issued by the acquired company, or the Fund would own more than 3% of the total outstanding voting stock of the acquired company, or more than 10% of the value of the Fund's total assets would be invested in securities of investment companies.

  15. Purchase securities of any issuer if, to the knowledge of the Fund, any officer or trustee or director of the Fund or the Fund's manager, owns more than 1/2 of 1% of the outstanding securities of such issuer, or if such officers, trustees or directors in the aggregate own more than 5% of the outstanding securities of such issuer.

PURCHASE, REDEMPTION, AND PRICING OF SHARES
-------------------------------------------

     The procedures for purchasing and redeeming shares of the Fund and how the price of shares is determined are described in the Fund's Prospectus, which is incorporated herein by reference.

PERFORMANCE INFORMATION
-----------------------

     The Fund may, from time to time, include figures indicating its total return or yield in advertisements or reports to shareholders or prospective investors. Quotations of the Fund's average annual total rate of return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over periods of one, five and ten years, will reflect the deduction of a proportional share of Fund expenses (on an annual basis), will assume that all dividends and capital gains distributions are reinvested when paid, and will be calculated pursuant to the following formula:
                                        n
                               P (1 + T) = ERV

where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years,
         ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     The average annual total return of the Fund for the one, five and ten-year periods ended December 31, 1995 was 28.02%, 15.11%, and 13.55%, respectively. Total return indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and changes in net asset value per share during the period. Quotations of yield, as defined by the Securities and Exchange Commission, will be based on net investment income per share earned during a given thirty-day period and will be computed by dividing this net investment income by the net asset value per share on the last day of the period and annualizing the results according to the following formula:


                                      (a-b)  6
                            YIELD = 2[ --- +1 -1]
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements or waivers),
              c  = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

              d  = the maximum offering price per share on the last day of the period.

          The Fund's current yield for the thirty days ended December 31, 1995 was 3.64%. Yield does not directly reflect changes in net asset value per share which occurred during the period.


          Performance information for the Fund may be compared in reports and promotional literature to: (i) the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Lehman Brothers Aggregate Bond Index, or various other unmanaged indices of the performance of various types of investments, so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the security markets in general, and
(ii) the performance of other mutual funds. Unmanaged indices may assume the reinvestment of income distributions, but generally do not reflect deductions for administrative and management costs and expenses.

          Performance information for the Fund reflects only the performance of hypothetical investments in the Fund during the particular time periods on which the calculations are based. Such information should not be considered as representative of the performance of the Fund in the future because, unlike some bank deposits or other investments which pay a fixed yield for a stated period of time for a fixed principal amount, the performance of the Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in the Fund's expenses and in the asset size of the Fund. Performance information should be considered in light of the Fund's investment objectives and policies, the types and quality of the Fund's portfolio investments, market conditions during the particular time period and operating expenses. Further information about the performance of the Fund is contained in the Fund's Annual Report which may be obtained without charge from the Fund.

OFFICERS AND TRUSTEES
---------------------


                                                                                              Aggregate 1995    Total Compensation
                                          Position(s)              Principal Occupation        Compensation    From Fund and Fund
Name and Address             Age           with Fund                During Past 5 Years         from Fund           Complex **
----------------             ---          ----------               --------------------       --------------   -------------------
Harry R. Hagey*               54          Chairman and             Chairman of Dodge & Cox;   $     ----       $       ----
                                          Trustee                  Assistant
                                                                   Secretary-Treasurer and
                                                                   Director, Dodge & Cox Stock
                                                                   Fund

A. Horton Shapiro*            56             Vice-Chairman and     Senior Vice-President of         ----               ----
                                                  Trustee          Dodge & Cox; President and
                                                                   Director, Dodge & Cox Income
                                                                   Fund

Kenneth E. Olivier*           43          Assistant                Senior Vice-President of         ----               ----
                                          Secretary and            Dodge & Cox
                                          Trustee

Max Gutierrez, Jr.            65          Trustee                  Partner in Brobeck, Phleger      2,500             7,500
One Market Plaza                                                   & Harrison, Attorneys;
San Francisco,                                                     Director, Dodge & Cox Income
  California                                                       Fund; Director, Dodge & Cox
                                                                   Stock Fund

Frank H. Roberts              76          Trustee                  Retired Partner in               2,000             6,000
114 Sansome Street                                                 Pillsbury, Madison & Sutro,
San Francisco,                                                     Attorneys; Director, Dodge &
  California                                                       Cox Income Fund; Director,
                                                                   Dodge & Cox Stock Fund

John B. Taylor                49          Trustee                  Professor of Economics and       2,500             7,500
Department of                                                      Director of the Center for
  Economics                                                        Economic Policy Research,
Stanford University                                                Stanford University;
Stanford, California                                               Director, Dodge & Cox Income
                                                                   Fund; Director, Dodge & Cox
                                                                   Stock Fund

Will C. Wood                  56          Trustee                  Principal, Kentwood              2,500             7,500
3000 Sand Hill Road                                                Associates, Financial
Menlo Park, California                                             Advisers; prior to 1994,
                                                                   Managing Director, IDI
                                                                   Associates, Financial
                                                                   Advisers; Director, Dodge &
                                                                   Cox Income Fund; Director,
                                                                   Dodge & Cox Stock Fund

W. Timothy Ryan*              58    Secretary                    Senior Vice-President and          ----             ----
                                                                 Secretary-Treasurer of Dodge
                                                                 & Cox; Secretary-Treasurer
                                                                 and Director, Dodge & Cox
                                                                 Income Fund;
                                                                 Secretary-Treasurer and
                                                                 Director, Dodge & Cox Stock
                                                                 Fund

E. Morris Cox*                93    Honorary                     Honorary Chairman of the           ----             ----
                                    Trustee                      Board of Dodge & Cox

-----------------------
* Each has been an employee of Dodge & Cox, 35th Floor, One Sansome Street, San Francisco, California for over ten years in an executive position and is an "interested person" of the Fund as defined in the Investment Company Act of 1940. E. Morris Cox retired from Dodge & Cox as of January 1, 1984. He serves as an honorary trustee of the Fund but is not responsible for and does not participate in the management or administration of the Fund.

** Total 1995 Compensation From Fund and Fund Complex consists of compensation and fees paid to directors and trustees by all Dodge & Cox Funds: Dodge & Cox Balanced Fund, Dodge & Cox Stock Fund and Dodge & Cox Income Fund.

------------------------

     Trustees and officers of the Fund affiliated with Dodge & Cox hold a controlling interest in Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Fund an annual fee of $1,000 and an attendance fee of $500 for each meeting of the Board of Trustees attended. The Fund does not pay any other remuneration to its officers or trustees, and has no bonus, profit-sharing, pension or retirement plan. On February 29, 1996 the officers and trustees of the Fund and members of their families and relatives owned less than 1% of the outstanding shares of the Fund.

     On February 29, 1996, Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94101 owned of record 3,501,408 shares (or 9.1% of the outstanding shares of the Fund); and Monsanto Co. Savings Plan, 800 North Lindbergh Blvd., St. Louis, Missouri 63167 owned beneficially and of record 2,011,758 shares (or 5.3% of the outstanding shares of the Fund). The Fund knows of no other person who owns beneficially or of record more than 5% of the outstanding shares of the Fund.

INVESTMENT ADVISER
------------------

     Since 1931, Dodge & Cox, One Sansome Street, San Francisco, California 94104, a corporation, has been employed by the Balanced Fund as manager and investment adviser, subject to the direction of the Board of Trustees. Dodge & Cox (herein called the "Manager") is one of the oldest professional investment management firms in the United States, having acted continuously as investment managers since 1930. The Fund's investments are managed by Dodge & Cox's Investment Policy Committee, and no one person is primarily responsible for making investment recommendations to the Committee. The research work of the firm is organized for comprehensive and continuous appraisal of the economy and of various industries and companies. Supplemental research facilities are used to obtain additional coverage of business and financial developments affecting comparative security values.

     The revenues of the Manager are derived from fees for investment management services. The Manager is not engaged in the brokerage business nor in the business of dealing in or selling securities. Its activities are devoted to investment research and the supervision of investment accounts for individuals, trustees, corporations, pension and profit-sharing funds, and charitable institutions. In addition, the Manager has managed Dodge & Cox Stock Fund since 1965 and Dodge & Cox Income Fund since 1989. The investment advisory contract between the Fund and the Manager was approved by a majority of the shares of the Fund and provides for a management fee which is accrued daily and payable quarterly to the Manager at the rate of 1/8 of 1% of the average net asset value of the Fund at the end of each week, which is equivalent to an annual fee of 1/2 of 1%. The Manager was paid a fee of $6,321,900 for the year 1995, $3,188,284 for the year 1994, and $1,922,115 for the year 1993. The contract may be terminated at any time without penalty upon 60 days written notice by action of the trustees, shareholders or by Dodge & Cox. The contract will terminate automatically should there be an assignment thereof. In addition to the Manager's fee, the Fund pays other direct expenses primarily for bank custody of assets, stock transfer agent, printing of reports and prospectuses (not for promotional purposes), registration fees, and legal and auditing services. The Manager furnishes personnel and other facilities necessary for the operation of the Fund for which it receives no additional compensation. The Manager supervises the operations of the Fund and directs the investment and reinvestment of its assets and furnishes all executive personnel and office space required.

PORTFOLIO TRANSACTIONS
----------------------

     The decisions to purchase or to sell securities for the Fund's portfolio are based on the Manager's appraisal of the investment merits of such transactions. The Manager provides facilities and personnel for the placement of purchase and sale orders with brokerage firms and the negotiation of commission rates, where applicable. One or more of several broker-dealers who the Manager believes can obtain the most favorable prices and executions will be given orders for transactions in securities. Subject to this primary requirement, the Manager places some purchase and sale transactions with broker-dealers who supply research and quotation services to the Manager. These services, which are merely supplementary to the Manager's own research effort, include reports on companies, industries, securities, business conditions, portfolio strategy and performance measurement and analysis. The Manager may pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction for the Fund, in recognition of the value of favorable price and execution or research services if the Manager determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall responsibility of the Manager to the Fund and to any other accounts over which the Manager exercises investment discretion. No specific formula is used in allocating such commission business.

     Periodically the Manager reviews the current commission rates and discusses the execution capabilities and the services provided by the various broker-dealers the Manager is utilizing in the execution of orders. Research services furnished by the brokers through whom the Manager effects security transactions for the Fund may be used in servicing all of the Manager's accounts; however, all such services may not be used by the Manager in connection with the Fund. Aggregate brokerage commissions paid by the Fund during the last three years were as follows: $763,087 in 1995, $251,196 in 1994 and $211,208 in 1993.
$212,956 was paid to broker-dealers in 1995 who supplied research and quotation services to the Manager. Brokerage commissions increased from 1994 to 1995 commensurate with the growth in the Fund's assets. Except as indicated above, the Manager does not intend to place portfolio transactions with any particular broker-dealers.

     Investment decisions for the Fund are made independently from those of Dodge & Cox Stock Fund, Dodge & Cox Income Fund, and other accounts managed by the Manager. It may frequently develop that the same investment decision is made for more than one account. Simultaneous transactions may often occur when the same security is suitable for the investment objective of more than one account. When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the transactions are averaged as to price and allocated as to amount in accordance with a formula equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or availability of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund. It is the opinion of the Board of Trustees that the possible advantages involved outweigh any possible detrimental effects that may result from simultaneous transactions.

ADDITIONAL TAX CONSIDERATIONS
-----------------------------

     Any dividend or capital gains distribution reduces the net asset value per share by the per share amount of such distribution. Distributions received shortly after the purchase of shares are in effect a return of capital but are subject to tax.

     The discussion above and in the Fund's Prospectus regarding the Federal income tax consequences of investing in the Fund have been prepared by the Manager and do not purport to be complete descriptions of all tax implications of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of Federal, state and local taxes to an investment in the Fund. The Fund's legal counsel has expressed no opinion in respect thereof.

INDEPENDENT ACCOUNTANTS
-----------------------

     Price Waterhouse LLP, 555 California Street, San Francisco, California 94104, are independent accountants to the Fund, subject to annual appointment by the Board of Trustees. The accountant conducts an annual audit of the accounts and records of the Fund, reports on the Fund's annual financial statements and performs tax and accounting advisory services.

                           DODGE & COX BALANCED FUND

                          PART C - OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS
--------  ---------------------------------

     (a)  Financial Statements:

          Statement of Assets and Liabilities*
          Statement of Changes in Net Assets*
          Statement of Operations*
          Portfolio of Investments*

       * Incorporated by reference to similarly named financial statement in Registrant's 1995 Annual Report to Shareholders, including Notes to Financial Statements and Report of Independent Accountants. Registrant's 1995 Annual Report dated December 31, 1995, was filed with the Commission on February 20, 1996 (File No. 811-173).

     (b)  Exhibits:

          B10 - Consent of Counsel.
          B11 - Consent of Independent Accountants.
          B12 - 1995 Annual Report -- reference is made to (a) above. B17 - Financial Data Schedule.

          All other exhibits required under this section were filed with the original registration statement or post-effective amendments and are herein incorporated by reference.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------  -------------------------------------------------------------

          It may be deemed that Dodge & Cox, the investment adviser of Registrant, is under common control with Registrant in that three of the seven trustees plus an officer of Registrant are controlling stockholders of Dodge & Cox.

          Dodge & Cox is a California corporation. As of December 31, 1995, the persons who are trustees and officers of Registrant and also controlling stockholders of Dodge & Cox are as follows:

                                             % of Stock Owned in
                Name                             Dodge & Cox
                ----                         -------------------
          Harry R. Hagey                             17.88%
          A. Horton Shapiro                          10.01
          Kenneth E. Olivier                          8.46
          W. Timothy Ryan                             9.54

Item 26.  NUMBER OF HOLDERS OF SECURITIES
--------  -------------------------------

                                           Number of Record Holders
          Title of Class                        as of 12/31/95
          --------------                        --------------
          Beneficial Shares (only class)            17,123

Item 27.  INDEMNIFICATION
--------  ---------------

          Registrant and Dodge & Cox maintain officers' and directors' liability insurance in the amount of $10,00,000 with a $5,000 deductible provision. Dodge & Cox has agreed to indemnify officers and trustees of Registrant in the amount of the deductible portion of such insurance.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
--------  ----------------------------------------------------

          Dodge & Cox is also investment adviser to Dodge & Cox Stock Fund, Dodge & Cox Income Fund and to numerous individuals and institutions.


Item 29.  PRINCIPAL UNDERWRITERS
--------  ----------------------

          None.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS
--------  --------------------------------

          Dodge & Cox
          One Sansome Street, 35th Floor
          San Francisco, CA  94104

          Firstar Trust Company
          615 East Michigan Street
          Milwaukee, Wisconsin  53202


Item 31.  MANAGEMENT SERVICES
--------  -------------------

          None.


Item 32.  UNDERTAKINGS
--------  ------------

       (1) Registrant hereby undertakes to furnish to each person, to whom Registrant's Prospectus is delivered, with a copy of Registrant's most recent Annual Report to Shareholders upon request and without charge.

                                  SIGNATURES
                                  ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Francisco and State of California on the
8th day of     MARCH    , 1996.


                                 DODGE & COX BALANCED FUND
                                 By:



                                 /s/ HARRY R. HAGEY
                                 -------------------------------------------
                                 Harry R. Hagey, Chairman
                                 Principal Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons as
Trustees on the 8th day of     MARCH    , 1996.


                                  SIGNATURES
                                  ----------



/s/ HARRY R. HAGEY                    /s/ A. HORTON SHAPIRO
-------------------------------       -------------------------------
Harry R. Hagey                        A. Horton Shapiro



/s/ MAX GUTIERREZ, JR.                /s/ JOHN B. TAYLOR
-------------------------------       -------------------------------
Max Gutierrez, Jr.                    John B. Taylor



/s/ KENNETH E. OLIVIER                /s/ WILL C. WOOD
-------------------------------       -------------------------------
Kenneth E. Olivier                    Will C. Wood



/s/ FRANK H. ROBERTS
-------------------------------
Frank H. Roberts

                           DODGE & COX BALANCED FUND

                               INDEX TO EXHIBITS

ITEM 24(b)10      Consent of Counsel...................................    EX-23.B10
ITEM 24(b)11      Consent of Independent Accountants...................    EX-23.B11
ITEM 24(b)12      1995 Annual Report - Dodge & Cox Balanced Fund.......    EX-13.B12
ITEM 24(b)17      Financial Data Schedule..............................    EX-27.B17